ADDITIONAL FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
ADDITIONAL FINANCIAL INFORMATION
ADDITIONAL FINANCIAL INFORMATION

NOTE 16:                                      ADDITIONAL FINANCIAL INFORMATION

Licensing-Related Transactions

In October 2009, the Company entered into a multi-year license agreement with JCPenney, which granted JCPenney an exclusive right and license (subject to pre-existing licenses and certain limited exceptions) to use the LIZ CLAIBORNE, LIZ & CO., CLAIBORNE and CONCEPTS BY CLAIBORNE trademarks with respect to covered product categories and included the worldwide manufacturing of the licensed products and the sale, marketing, merchandising, advertising and promotion of the licensed products in the US and Puerto Rico.

Also in October 2009, the Company entered into a multi-year license agreement with QVC, granting rights (subject to pre-existing licenses) to certain trademarks and other intellectual property rights. QVC has the rights to use the LIZ CLAIBORNE NEW YORK brand with Isaac Mizrahi as creative director on any apparel, accessories, or home categories in its US and international markets. QVC merchandises and sources the product and the Company provides brand management oversight. The agreement provides for the payment to the Company of a royalty based on net sales.

During the fourth quarter of 2011, the Company completed various disposal or sale transactions, including: (i) the sale of the global trademark rights for the LIZ CLAIBORNE family of brands and the trademark rights in the United States and Puerto Rico for the MONET brand to JCPenney for $267.5 million, and (ii) the sale of the DANA BUCHMAN trademark to Kohl’s and the sale of the KENSIE, KENSIE GIRL and MAC & JAC trademarks to an affiliate of Bluestar, for aggregate consideration of $39.8 million.

In connection with these transactions, the Company maintains: (i) an exclusive supplier arrangement to provide JCPenney with LIZ CLAIBORNE and MONET branded jewelry; (ii) a royalty free license through July 2020 for the LIZ CLAIBORNE NEW YORK brand, which is sold exclusively at QVC through the 2009 previously existing license between the Company and QVC; (iii) a royalty-free license through July 2020 to use the LIZWEAR brand to design, manufacture and distribute LIZWEAR-branded products to the club store channel; (iv) an exclusive supplier arrangement to provide Kohl’s with DANA BUCHMAN-branded jewelry for two years; and (v) an exclusive license to produce and sell jewelry under the KENSIE brand name.

On August 11, 2011, the Company amended its long-term license agreement with Elizabeth Arden, Inc. (“Elizabeth Arden”), which included the sale of the trademarks for its former Curve brand and selected other smaller fragrance brands. The amendment also included (i) a lower effective royalty rate associated with the fragrance brands that remain under license, including the JUICY COUTURE and LUCKY BRAND fragrances; (ii) a reduction in the future minimum guaranteed royalties for the term of the license; and (iii) a pre-payment of certain royalties. The Company received $58.4 million in connection with this transaction and recognized a pretax gain on the sale of the trademarks for its former Curve brand and selected other fragrance brands of $15.6 million for the year ended December 31, 2011.

The Company had an exclusive license agreement with an affiliate of Donna Karan International, Inc. (“DKI”) to design, produce, market and sell men’s and women’s jeanswear and activewear and women’s sportswear products in the Western Hemisphere under the “DKNY® Jeans” and “DKNY® Active” marks and logos. On October 11, 2011, the Company agreed to an early termination of the DKNY® Jeans and DKNY® Active license with DKI in exchange for a fee of $8.5 million, including $3.7 million due to DKI in connection with the previously terminated DKNY® Mens Sportswear license. The DKNY® Jeans and DKNY® Active license terminated on January 3, 2012, one year ahead of the scheduled license maturity.

In April 2010, the Company entered into an agreement with DKI, which included the termination of the DKNY® Mens Sportswear license and the transfer of certain outlet stores of its former licensed DKNY® Jeans brand to DKI. In connection with the termination of the DKNY® Mens Sportswear license, the Company recorded a pretax charge of $9.9 million in the year ended January 1, 2011.

Other Income (Expense), Net

Other income (expense), net primarily consisted of (i) foreign currency transaction (losses) gains of $(1.4) million, $25.4 million and $(6.6) million for the years ended December 31, 2011, January 1, 2011 and January 2, 2010, respectively, including the impact of the dedesignation of the hedge of the Company’s investment in certain euro-denominated functional currency subsidiaries, which resulted in the recognition of foreign currency translation gains and losses on the Company’s Euro Notes within earnings; and (ii) equity in earnings of investments in equity investees.

Consolidated Statements of Cash Flows Supplementary Disclosures

During the years ended December 31, 2011, January 1, 2011 and January 2, 2010, the Company received net income tax refunds of $1.3 million, $166.2 million and $99.8 million, respectively. During the years ended December 31, 2011, January 1, 2011 and January 2, 2010, the Company made interest payments of $49.3 million, $33.2 million and $36.2 million, respectively. As of December 31, 2011, January 1, 2011 and January 2, 2010, the Company accrued capital expenditures totaling $6.4 million, $7.6 million and $3.3 million, respectively.

Depreciation and amortization expense in 2011, 2010 and 2009 includes $11.6 million, $21.2 million and $17.3 million, respectively, related to amortization of deferred financing costs.

On December 21, 2011, the Company entered into an agreement with a holder of $20.8 million aggregate principal amount of the Convertible Notes, pursuant to which the holder converted all of such outstanding Convertible Notes into 6,163,221 shares of the Company’s common stock.

During the year ended December 31, 2011, the Company received net proceeds of $309.7 million in connection with the sales of: (i) the global trademark rights for the LIZ CLAIBORNE family of brands and the trademark rights in the US and Puerto Rico for the MONET brand; (ii) the DANA BUCHMAN trademark; and (iii) the sale of the trademarks for the Company’s former Curve fragrance brands and selected other smaller fragrance brands, which are reflected as Proceeds from dispositions on the accompanying Consolidated Statement of Cash Flows.

During 2010 and 2009, the Company paid $24.3 million to Li & Fung and received a payment of $75.0 million from Li & Fung related to a buying/sourcing agreement, respectively, which are included within Increase (decrease) in accrued expenses and other non-current liabilities on the accompanying Consolidated Statements of Cash Flows.

During 2010 and 2009, the Company made business acquisition payments of $5.0 million related to the LUCKY BRAND acquisition.